Federated Income Securities Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 30, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              Federated Income Securities Trust (the “Trust”)
Federated Intermediate Corporate Bond Fund
Institutional Shares
Institutional Service Shares
Federated Short-Term Income Fund
A Shares
Y Shares
Institutional Shares
Institutional Service Shares
1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 83 on June 30, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary